Share-based payments - Summary of performance share plans (Detail) - Performance share plans	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares
Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	3,376,072	3,376,072	3,778,041	3,778,041
Number of non-vested shares, awarded (in shares)	518,950	518,950	676,296	676,296
Number of non-vested shares, forfeited (in shares)	(9,973)	(9,973)	(474,878)	(474,878)
Number of non-vested shares, failed performance conditions (in shares)	(326,522)	(326,522)	(189,799)	(189,799)
Number of non-vested shares, vested (in shares)	(655,078)	(655,078)	(413,588)	(413,588)
Number of non-vested shares, ending balance (in shares)	2,903,449	2,903,449	3,376,072	3,376,072
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 24.26		£ 21.01
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	25.60		29.63
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	31.68		20.85
Weighted average fair value at grant date, non-vested shares, failed performance conditions | £ / shares	32.83		19.43
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	20.49		9.48
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 24.36		£ 24.26
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	632,533	632,533	431,682	431,682
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	230,006	230,006	63,144	63,144
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 54.96		£ 62.63
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 54.67		£ 62.35
Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,276,694	1,276,694	1,391,373	1,391,373
Number of non-vested shares, awarded (in shares)	256,508	256,508	217,178	217,178
Number of non-vested shares, forfeited (in shares)	(38,733)	(38,733)	(59,291)	(59,291)
Number of non-vested shares, failed performance conditions (in shares)	(149,788)	(149,788)	(89,448)	(89,448)
Number of non-vested shares, vested (in shares)	(304,441)	(304,441)	(183,118)	(183,118)
Number of non-vested shares, ending balance (in shares)	1,040,240	1,040,240	1,276,694	1,276,694
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 50.46		$ 44.40
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		51.21		60.67
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		51.09		46.42
Weighted average fair value at grant date, non-vested shares, failed performance conditions | $ / shares		61.40		44.07
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		38.68		20.96
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 52.51		$ 50.46
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	247,216	247,216	184,876	184,876
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	140,479	140,479	29,737	29,737
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 115.25		$ 127.37
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 115.35		$ 127.5